Balance Sheet Components - Property, Plant and Equipment, Net (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 42,946	$ 42,430	$ 49,042
Less: accumulated depreciation and amortization	(27,405)	(25,625)
Property, plant and equipment, net	15,541	16,805	26,278
Finance lease equipment	888	888	888
Less: accumulated depreciation	(425)	(381)	(203)
Capital lease equipment, net	463	507	685
Land
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross			2,340
Buildings
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross			3,142
Machinery and equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	33,023	32,688	30,082
Building improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross			4,194
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	5,806	5,905	5,581
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	1,481	1,479	1,431
Vehicles
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	360	360	759
Software
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	1,357	1,357	1,343
Assets under construction
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 919	641	170
Less: accumulated depreciation and amortization		$ (25,625)	$ (22,764)